SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Loan amount		$ 431,960	$ 409,503
Total equity	$ 5,329,860	$ 9,043,789	6,853,667	$ 11,244,155	$ 586,298
Debt-to-equity ratio	7	5
Debt to equity ratio [member]
IfrsStatementLineItems [Line Items]
Loan amount		$ 463,250	482,562
Total equity		$ 9,043,789	$ 6,853,667